UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐    Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒    Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2023 to September 30, 2023

☐    Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting- period to

Date of Report (Date of earliest event reported)

November 9, 2023

Upgrade, Inc.

(Exact name of securitizer as specified in its charter)

025-03603	0001720270
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Adelina Grozdanova, Head of Investor Group

(415) 691-4088

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

*

Upgrade, Inc. is filing this Form ABS-15G in respect of the asset-backed securities issued by Upgrade PCL Master Trust as to which Upgrade, Inc., Upgrade Receivables Depositor LLC or Upgrade PCL Master Trust was a securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Upgrade, Inc.
(Securitizer)

By:	Adelina Grozdanova

By:	/s/ Adelina Grozdanova
Name: Adelina Grozdanova
Title: EVP, Head of Investor Group

Date: November 9, 2023